Trade and Other Receivables - Schedule of Gross Trade Receivables Aging Analysis (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [line items]
Trade receivables	CAD 775.7	CAD 768.9
1-30 Days [member]
Trade and other receivables [line items]
Trade receivables	406.5	413.6
31-60 Days [member]
Trade and other receivables [line items]
Trade receivables	183.6	159.5
61-90 Days [member]
Trade and other receivables [line items]
Trade receivables	60.0	61.7
91-120 Days [member]
Trade and other receivables [line items]
Trade receivables	39.4	44.1
121+ Days [member]
Trade and other receivables [line items]
Trade receivables	CAD 86.2	CAD 90.0